American Century Investments®
Quarterly Portfolio Holdings
American Century® Focused Large Cap Value ETF (FLV)
May 31, 2020

American Century Focused Large Cap Value ETF - Schedule of Investments
MAY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 1.3%
Raytheon Technologies Corp.	3,012	194,334
Air Freight and Logistics — 2.2%
United Parcel Service, Inc., Class B	3,145	313,588
Banks — 6.3%
JPMorgan Chase & Co.	3,368	327,740
PNC Financial Services Group, Inc. (The)	1,995	227,510
Truist Financial Corp.	5,230	192,360
Wells Fargo & Co.	6,443	170,546
		918,156
Beverages — 1.2%
PepsiCo, Inc.	1,324	174,172
Building Products — 1.7%
Johnson Controls International plc	8,040	252,536
Capital Markets — 3.3%
Bank of New York Mellon Corp. (The)	12,857	477,895
Communications Equipment — 2.3%
Cisco Systems, Inc.	7,026	335,983
Construction Materials — 2.0%
Martin Marietta Materials, Inc.	1,514	290,824
Diversified Financial Services — 4.7%
Berkshire Hathaway, Inc., Class B(1)	3,729	692,028
Diversified Telecommunication Services — 3.3%
Verizon Communications, Inc.	8,439	484,230
Electric Utilities — 6.5%
Evergy, Inc.	3,572	220,357
Pinnacle West Capital Corp.	4,685	364,961
Xcel Energy, Inc.	5,653	367,615
		952,933
Electrical Equipment — 6.0%
ABB Ltd., ADR	9,677	190,250
Emerson Electric Co.	6,587	401,939
Hubbell, Inc.	2,254	275,934
		868,123
Electronic Equipment, Instruments and Components — 2.1%
TE Connectivity Ltd.	3,809	309,481
Entertainment — 1.6%
Walt Disney Co. (The)	1,927	226,037
Food and Staples Retailing — 2.0%
Walmart, Inc.	2,380	295,263
Food Products — 1.5%
Mondelez International, Inc., Class A	4,207	219,269
Gas Utilities — 1.5%
Atmos Energy Corp.	2,187	224,780
Health Care Equipment and Supplies — 11.3%
Becton Dickinson and Co.	924	228,163
Hologic, Inc.(1)	6,791	359,923
Medtronic plc	6,641	654,670

Zimmer Biomet Holdings, Inc.	3,177	401,382
		1,644,138
Health Care Providers and Services — 2.1%
Quest Diagnostics, Inc.	2,559	302,679
Health Care Technology — 2.2%
Cerner Corp.	4,316	314,636
Household Products — 4.8%
Colgate-Palmolive Co.	1,446	104,589
Kimberly-Clark Corp.	2,484	351,337
Procter & Gamble Co. (The)	2,091	242,389
		698,315
Industrial Conglomerates — 1.4%
Honeywell International, Inc.	1,363	198,794
Insurance — 7.6%
Chubb Ltd.	3,307	403,255
Marsh & McLennan Cos., Inc.	3,915	414,677
Reinsurance Group of America, Inc.	3,200	290,400
		1,108,332
Oil, Gas and Consumable Fuels — 3.9%
Chevron Corp.	2,857	261,987
Total SA, ADR	8,096	304,248
		566,235
Personal Products — 3.4%
Unilever NV (New York)	9,636	496,447
Pharmaceuticals — 9.2%
Johnson & Johnson	5,408	804,440
Pfizer, Inc.	13,997	534,545
		1,338,985
Road and Rail — 2.1%
Union Pacific Corp.	1,837	312,033
Semiconductors and Semiconductor Equipment — 1.9%
Maxim Integrated Products, Inc.	4,927	284,189
TOTAL COMMON STOCKS (Cost $13,237,056)		14,494,415
TEMPORARY CASH INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $46,290)	46,290	46,290
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $13,283,346)		14,540,705
OTHER ASSETS AND LIABILITIES — 0.3%		46,426
TOTAL NET ASSETS — 100.0%		$14,587,131

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Open-end management investment companies are valued at the reported net asset value per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.